Interest rate benchmark reform	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]
Note 15

Interest rate benchmark reform
During

2022,

UBS AG

has

continued

to

manage

the

transition

to

alternative

reference

rates

(ARRs)

under

the
oversight of

the dedicated

Group-wide forum,

with an

increased focus

on the US

region. The transition

of non-USD
interbank

offered

rates

(IBORs)

is

largely

complete,

with

efforts

now

focused

on

managing

the

transition

of
remaining USD LIBOR exposures.
On

15 March

2022,

the

US

enacted

federal

legislation,

the

“Adjustable

Interest

Rate

(LIBOR)

Act,”

which

is
substantially based on,

and supersedes, the

New York State London

Interbank Offered Rate

(LIBOR) legislation. The
Adjustable Interest Rate (LIBOR) Act provides a legislative solution for USD LIBOR legacy products governed by any
US state law should such products fail to transition

prior to the USD LIBOR cessation date of

30 June 2023.
Non-derivative instruments
Most

of

the

USD
21
bn

mortgages

linked

to

CHF

LIBOR

that

were

outstanding

as

of

31 December

2021

were
automatically

transitioned

to

Swiss

Average

Rate

Overnight

(SARON)

during

the

first

quarter

of

2022.

A

small
number of transitions

took place in

the second quarter

of 2022, with the

remaining due to

transition later in 2022,
on their next

roll date. Substantially

all of the

US securities-based

lending outstanding

as of 31 December

2021 was
transitioned to Secured Overnight

Financing Rate (SOFR)

during the first quarter

of 2022. In January

2022, UBS AG
completed the transition of USD LIBOR-linked non-derivative balances related to brokerage accounts to SOFR. No
other material transitions of USD LIBOR-linked

contracts occurred in the first half of 2022.
Derivative instruments
UBS AG successfully transitioned the remaining non-USD IBOR derivatives not transacted through clearing houses or exchanges during the first quarter of 2022, which ensured an orderly transition when converting high volumes
of transactions at the time of rate cessation.

No material USD LIBOR-linked derivatives

have transitioned in 2022.